STATEMENT OF INVESTMENTS
BNY Mellon Variable Investment Fund, Opportunistic Small Cap Portfolio

September 30, 2024 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 96.7%
Banks - 10.0%
BankUnited, Inc.	40,998		1,493,967
Columbia Banking System, Inc.	187,108		4,885,390
First Bancorp./Puerto Rico	239,159		5,062,996
First Horizon Corp.	149,987		2,329,298
First Merchants Corp.	25,046		931,711
Fulton Financial Corp.	107,364		1,946,509
Seacoast Banking Corp. of Florida	182,480		4,863,092
Synovus Financial Corp.	65,015		2,891,217
Texas Capital Bancshares, Inc.	78,881	[a]	5,636,836
			30,041,016
Capital Goods - 11.5%
Enerpac Tool Group Corp.	129,765		5,435,856
EnerSys	45,729		4,666,644
Flowserve Corp.	91,331		4,720,899
Fluor Corp.	176,201	[a]	8,406,550
JELD-WEN Holding, Inc.	260,047	[a]	4,111,343
MYR Group, Inc.	15,135	[a]	1,547,251
SiteOne Landscape Supply, Inc.	8,424	[a]	1,271,266
Valmont Industries, Inc.	15,862		4,599,187
			34,758,996
Commercial & Professional Services - 3.5%
ACV Auctions, Inc., Cl. A	200,054	[a]	4,067,098
Montrose Environmental Group, Inc.	64,910	[a]	1,707,133
The Brink's Company	41,329		4,779,286
			10,553,517
Consumer Discretionary Distribution & Retail - 2.8%
American Eagle Outfitters, Inc.	49,940		1,118,157
Arhaus, Inc.	52,230	[a,b]	642,951
Caleres, Inc.	92,159		3,045,855
Foot Locker, Inc.	56,827		1,468,410
Ollie's Bargain Outlet Holdings, Inc.	21,494	[a]	2,089,217
			8,364,590
Consumer Durables & Apparel - 2.8%
Capri Holdings Ltd.	70,915	[a]	3,009,633
Levi Strauss & Co., Cl. A	126,145		2,749,961
PVH Corp.	18,459		1,861,221
The Lovesac Company	34,026	[a,b]	974,845
			8,595,660
Consumer Services - 3.3%
Genius Sports Ltd.	762,204	[a,b]	5,975,679
Six Flags Entertainment Corp.	58,004		2,338,141
The Cheesecake Factory, Inc.	37,953		1,538,994
			9,852,814

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 96.7% (continued)
Energy - 8.9%
Centrus Energy Corp., Cl. A	54,715	[a]	3,001,118
CNX Resources Corp.	224,346	[a,b]	7,306,949
Crescent Energy Co., Cl. A	217,249		2,378,877
Expro Group Holdings NV	151,907	[a]	2,608,243
Frontline PLC	63,481	[b]	1,450,541
PBF Energy, Inc., Cl. A	87,869		2,719,546
Transocean Ltd.	428,759	[a,b]	1,822,226
Viper Energy, Inc.	123,686		5,579,475
			26,866,975
Financial Services - 6.5%
Burford Capital Ltd.	134,465	[b]	1,783,006
Essent Group Ltd.	112,072		7,205,109
HA Sustainable Infrastructure Capital, Inc.	60,499	[b]	2,085,400
PJT Partners, Inc., Cl. A	30,927	[b]	4,123,806
PRA Group, Inc.	191,425	[a]	4,280,263
			19,477,584
Food, Beverage & Tobacco - 1.4%
Nomad Foods Ltd.	216,813		4,132,456
Health Care Equipment & Services - 10.4%
Acadia Healthcare Co., Inc.	61,805	[a]	3,919,055
Evolent Health, Inc., Cl. A	143,386	[a]	4,054,956
Health Catalyst, Inc.	334,233	[a]	2,720,657
Integer Holdings Corp.	14,334	[a,b]	1,863,420
Omnicell, Inc.	88,074	[a]	3,840,026
Privia Health Group, Inc.	221,220	[a]	4,028,416
R1 RCM, Inc.	121,562	[a]	1,722,534
Select Medical Holdings Corp.	107,877		3,761,671
TransMedics Group, Inc.	35,305	[a]	5,542,885
			31,453,620
Household & Personal Products - 1.5%
Spectrum Brands Holdings, Inc.	48,380		4,602,873
Insurance - 4.0%
Oscar Health, Inc., Cl. A	69,152	[a]	1,466,714
The Baldwin Insurance Group, Inc.	214,350	[a,b]	10,674,630
			12,141,344
Materials - 5.3%
Alamos Gold, Inc., Cl. A	468,984		9,351,541
Alcoa Corp.	53,852		2,077,610
Knife River Corp.	17,579	[a]	1,571,387
Tronox Holdings PLC	195,230		2,856,215
			15,856,753
Media & Entertainment - 4.3%
John Wiley & Sons, Inc., Cl. A	88,527		4,271,428
Magnite, Inc.	398,726	[a]	5,522,355

Description		Shares		Value ($)
Common Stocks - 96.7% (continued)
Media & Entertainment - 4.3% (continued)
Shutterstock, Inc.		90,057	[b]	3,185,316
				12,979,099
Pharmaceuticals, Biotechnology & Life Sciences - 5.1%
Alkermes PLC		124,378	[a]	3,481,340
Denali Therapeutics, Inc.		173,725	[a]	5,060,609
Insmed, Inc.		91,948	[a]	6,712,204
				15,254,153
Semiconductors & Semiconductor Equipment - 1.5%
Synaptics, Inc.		58,970	[a]	4,574,893
Software & Services - 3.6%
DoubleVerify Holdings, Inc.		70,157	[a]	1,181,444
JFrog Ltd.		169,313	[a]	4,916,849
Zuora, Inc., Cl. A		543,828	[a]	4,687,797
				10,786,090
Technology Hardware & Equipment - 4.4%
Advanced Energy Industries, Inc.		36,930		3,886,513
Belden, Inc.		17,340		2,031,034
Lumentum Holdings, Inc.		71,483	[a,b]	4,530,593
nLight, Inc.		268,651	[a]	2,871,879
				13,320,019
Transportation - 2.6%
Heartland Express, Inc.		258,319		3,172,157
SkyWest, Inc.		55,641	[a]	4,730,598
				7,902,755
Utilities - 3.3%
Clearway Energy, Inc., Cl. C		203,317		6,237,766
NextEra Energy Partners LP		140,715	[b]	3,886,548
				10,124,314
Total Common Stocks (cost $234,473,918)				291,639,521

Exchange-Traded Funds - 2.3%
Registered Investment Companies - 2.3%
iShares Russell 2000 ETF (cost $5,551,639)		30,837	[b]	6,811,585
	1-Day Yield (%)
Investment Companies - 1.5%
Registered Investment Companies - 1.5%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $4,605,416)	4.95	4,605,416	[c]	4,605,416

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Investment of Cash Collateral for Securities Loaned - 1.3%
Registered Investment Companies - 1.3%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $3,952,888)	4.95	3,952,888	[c]	3,952,888
Total Investments (cost $248,583,861)		101.8%		307,009,410
Liabilities, Less Cash and Receivables		(1.8%)		(5,338,586)
Net Assets		100.0%		301,670,824

ETF—Exchange-Traded Fund

a Non-income producing security.

b Security, or portion thereof, on loan. At September 30, 2024, the value of the fund’s securities on loan was $36,910,624 and the value of the collateral was $37,686,037, consisting of cash collateral of $3,952,888 and U.S. Government & Agency securities valued at $33,733,149. In addition, the value of collateral may include pending sales that are also on loan.

c Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

See notes to financial statements.

The following is a summary of the inputs used as of September 30, 2024 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	291,639,521	-	-	291,639,521
Exchange-Traded Funds	6,811,585	-	-	6,811,585
Investment Companies	8,558,304	-	-	8,558,304

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At September 30, 2024, accumulated net unrealized appreciation on investments was $58,425,549, consisting of $80,096,671 gross unrealized appreciation and $21,671,122 gross unrealized depreciation.

At September 30, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.